PROFUNDS
Europe 30 ProFund	UltraShort China ProFund
UltraChina ProFund	UltraShort Emerging Markets ProFund
UltraEmerging Markets ProFund	UltraShort International ProFund
UltraInternational ProFund	UltraShort Japan ProFund
UltraJapan ProFund	UltraShort Latin America ProFund

UltraLatin America ProFund

(each a "Fund" and, collectively, the "Funds")

Supplement dated March 16, 2023

to the Funds' Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated November 30, 2022, each as supplemented or amended

Scott Hanson no longer serves as portfolio manager of the Funds and has been replaced by Eric Silverthorne. The following changes to each Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in each Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProFund Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.

The paragraph containing Scott Hanson's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Eric Silverthorne, ProShare Advisors: Portfolio Manager since March 2023, Associate Portfolio

Manager from February 2021 to March 2023. ProFund Advisors: Portfolio Manager since March 2023, Associate Portfolio Manager from February 2021 to March 2023 and October 2008 to November 2008 and Portfolio Analyst from May 2007 to October 2008.

Statement of Additional Information

Information about Scott Hanson in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

Dollar Range of Equity
	Securities in the Funds		Aggregate Dollar Range of Equity
	Managed by the Portfolio		Securities in All Registered Investment
Name of Portfolio Manager	Manager		Companies in the Fund Complex
Eric Silverthorne	$0-$10,000		$0-$10,000

Number of All
	Registered Investment	Number of All Other Pooled	Number of All Other
	Companies	Investment Vehicles	Accounts Managed/Total
Name of Portfolio Manager	Managed/Total Assets	Managed/Total Assets	Assets
Eric Silverthorne	0/$0	0/$0	0/$0
	For more information, please	contact the Fund at 1-888-776-3637.

Please retain this supplement for future reference.

PROFUNDS
ProFund VP Asia 30	ProFund VP Japan
ProFund VP Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Europe 30	ProFund VP Short International
ProFund VP International

(each a "Fund" and, collectively, the "Funds")

Supplement dated March 16, 2023

to the Funds' Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated May 1, 2022, each as supplemented or amended

Scott Hanson no longer serves as portfolio manager of the Funds and has been replaced by Eric Silverthorne. The following changes to each Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in each Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProFund Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.

The paragraph containing Scott Hanson's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Eric Silverthorne, ProShare Advisors: Portfolio Manager since March 2023, Associate Portfolio

Manager from February 2021 to March 2023. ProFund Advisors: Portfolio Manager since March 2023, Associate Portfolio Manager from February 2021 to March 2023 and October 2008 to November 2008 and Portfolio Analyst from May 2007 to October 2008.

Statement of Additional Information

Information about Scott Hanson in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

	Dollar Range of Equity		Aggregate Dollar Range of
	Securities in the Funds		Equity Securities in All
	Managed by the Portfolio		Registered Investment
Name of Portfolio Manager		Manager	Companies in the Fund Complex
Eric Silverthorne		$0-$10,000	$0-$10,000

	Number of All	Number of All Other
	Registered Investment	Pooled Investment	Number of All Other
	Companies	Vehicles Managed/Total	Accounts Managed/Total
Name of Portfolio Manager	Managed/Total Assets	Assets	Assets
Eric Silverthorne	0/$0	0/$0	0/$0

For more information, please contact the Fund at 1-888-776-3637.

Please retain this supplement for future reference.